UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21432

REAVES UTILITY INCOME FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

JoEllen L. Legg Reaves Utility Income Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments.

REAVES UTILITY INCOME FUND

STATEMENT OF INVESTMENTS

January 31, 2008 (Unaudited)

	SHARES	VALUE
COMMON STOCKS 130.12%
Consumer Staples 9.04%
Altria Group, Inc.	520,300	$39,449,146
Reynolds American, Inc.	84,000	5,319,720
UST, Inc.	180,000	9,352,800
		54,121,666
Electric 54.48%
ALLETE, Inc.	50,000	1,924,500
Ameren Corp.	615,000	27,558,150
Consolidated Edison, Inc.	417,000	18,172,860
Duke Energy Corp.	1,852,400	34,565,784
Enel S.p.A- ADR	309,500	17,285,575
Exelon Corp.	325,000	24,761,750
Great Plains Energy, Inc.	1,502,869	41,899,988
Integrys Energy Group, Inc.	465,000	22,608,300
ITC Holdings Corp.	62,000	3,276,080
National Grid PLC	675,000	10,389,158
National Grid PLC - ADR	7,000	543,340
NSTAR	80,000	2,594,400
PG&E Corp.	35,000	1,436,400
PPL Corp.	806,000	39,429,520
Progress Energy, Inc.	270,000	12,195,900
Public Service Enterprise Group, Inc.	411,800	39,532,800
TECO Energy, Inc.	821,400	13,692,738
TransAlta Corp.	175,000	5,570,250
Xcel Energy, Inc.	420,000	8,731,800
		326,169,293
Energy 2.31%
ConocoPhillips	15,000	1,204,800
Diamond Offshore Drilling	31,000	3,500,830
Eni S.P.A - ADR	23,000	1,484,190
Schlumberger Ltd.	5,000	377,300
Total SA - ADR	16,000	1,164,480
Transocean, Inc.(a)	38,478	4,717,403
Williams Pipeline(a)	71,500	1,387,100
		13,836,103
Financials 0.40%
Forestar Real Estate Group LLC(a)	46,666	1,065,851
Guaranty Financial Group, Inc.(a)	46,666	648,657
Lloyd TSB Group - ADR	20,000	700,400
		2,414,908
Food 1.73%
Kraft Foods, Inc.	353,160	10,333,462

Gas 17.46%
AGL Resources, Inc.	65,000	2,460,250
Equitable Resources, Inc.	182,000	10,146,500
ONEOK, Inc.	654,300	30,752,100
Sempra Energy	350,000	19,565,000
South Jersey Industries, Inc.	45,700	1,600,871
Spectra Energy Corp.	1,065,000	24,324,600
Vectren Corp.	570,600	15,662,970
		104,512,291
Industrial 4.79%
General Electric Co.	810,000	28,682,100

Materials 0.63%
Temple-Inland, Inc.	200,000	3,750,000

Pharmaceuticals 0.74%
Pfizer, Inc.	190,000	4,444,100

Telecommunications 2.03%
America Movil SAB de C.V.-ADR	150,000	8,986,500
CommScope, Inc.(a)	70,000	3,104,500
Telefonica S.A.- ADR	1,000	87,800
		12,178,800
Telephone 35.21%
AT&T Corp.	2,280,965	87,794,343
BCE, Inc.	945,700	32,863,075
BT Group PLC- ADR	75,000	3,887,250
Citizens Communications Co.	3,716,300	42,625,961
Deutsche Telekom AG- ADR	15,000	307,350
Embarq Corp.	57,000	2,582,100
Telecom Corp. of New Zealand - ADR	642,001	10,188,556
Telecom Italia S.p.A. - ADR	6,000	181,860
Verizon Communications	100,000	3,884,000
Vodafone Group PLC - ADR	160,000	5,568,000
Windstream Corp.	1,800,000	20,898,000
		210,780,495
Transportation 0.42%
General Maritime Corp.	100,000	2,484,000

Water 0.88%
United Utilities PLC- ADR	187,000	5,292,100

TOTAL COMMON STOCKS (Cost $626,122,325)		778,999,318

PREFERRED STOCKS 3.78%
Consumer Discretionary 0.18%
Comcast Corp., 7.000%, 5/15/55	45,000	1,089,000

Electric 2.05%
AES Trust III, 6.750%, 10/15/29	133,100	6,122,600
BGE Capital Trust II, 6.200%, 10/15/43	180,000	4,219,200
Entergy Mississippi, Inc., 4.560%	3,520	301,620
Public Service Co. of New Mexico, Series 1965, 4.580%	11,667	1,109,823
Southern Cal Edison, 4.320%	24,300	486,000
		12,239,243
Financials 1.55%
GMAC LLC, 7.375%, 12/16/44	50,000	945,000
Merrill Lynch & Co., 5.703%(b) *	455,000	8,358,350
		9,303,350
TOTAL PREFERRED STOCKS (Cost $25,703,010)		22,631,593

LIMITED PARTNERSHIPS 2.12%
Copano Energy LLC	24,000	848,160
Enbridge Energy Partners LP	50,000	2,545,500
ONEOK Partners LP	132,000	8,259,240
Spectra Energy Partners LP	5,000	118,750
Williams Partners LP	25,000	918,750

TOTAL LIMITED PARTNERSHIPS (Cost $11,370,362)		12,690,400

	BOND RATING	PRINCIPAL
	MOODY/S&P	AMOUNT	VALUE
CORPORATE BONDS 2.80%
Electric 0.45%
Calpine Generating Co., 11.500%, 04/01/11(a) (c) (d)	WR/D	17,000,000	2,677,500

Gas 0.09%
Copano Energy LLC, 8.125%, 03/01/16(c)	B2/B+	500,000	508,750

Telephone 2.26%
Level 3 Financing, Inc., 9.250%, 11/01/14 (c)	Caa1/CCC+	$8,000,000	6,920,000
US West Communications, 7.500%, 06/15/23	Ba1/BBB-	7,000,000	6,632,500

TOTAL CORPORATE BONDS (Cost $15,170,336)			16,738,750

		SHARES	VALUE
MUTUAL FUNDS 0.70%
Loomis Sayles Institutional High Income Fund		548,386	4,228,056

TOTAL MUTUAL FUNDS (Cost $4,000,000)			4,228,056

			VALUE
SHORT TERM INVESTMENTS 0.42%
Goldman Sachs Financial Square Funds Treasury Instruments Fund, 2.725%		2,513,265	2,513,265

TOTAL SHORT TERM INVESTMENTS (Cost $2,513,265)			2,513,265

Total Investments (Cost $684,879,298) - 139.94%			837,801,382

Other Assets in Excess of Liabilities - 0.20%			1,220,994

Auction Market Preferred Shares – (40.14%) Series M7, F7, & W28, including dividends payable on preferred shares ($25,000 liquidation value per share, no par value, 3,200 shares issued and outstanding for each series)			(240,342,452)
TOTAL NET ASSETS-100%			$598,679,924

(a) Non Income Producing Security

(b) Floating or variable rate security - rate disclosed as of January 31, 2008.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities amount to a value of $10,106,250 or 1.69% of net assets.

(d) Issue is currently in default. Also see Quarterly Notes to Statement of Investments.

* Next reset date is 2/29/08.

ADR – American Depositary Receipt

Ratings:

Moody’s and S&P’s ratings are believed to be the most recent as of January 31, 2008.

Income Tax Information:

Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

As of January 31, 2008

Gross appreciation (excess of value over tax cost)	$183,379,827
Gross depreciation (excess of tax cost over value)	(30,822,384)
Net unrealized appreciation	$152,557,443
Cost of investments for income tax purposes	$685,243,939

See Notes to Quarterly Statement of Investments.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

JANUARY 31, 2008 (unaudited)

1.  Significant Accounting and Operating Policies

Reaves Utility Income Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated September 15, 2003.   The Fund is a non-diversified series with an investment objective to provide a high level of after-tax income and total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.  The Fund commenced operations on February 24, 2004.  The Fund’s common shares are listed on the American Stock Exchange and trade under the ticker symbol “UTG.”

The Fund may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

The following summarizes the significant accounting policies of the Fund.

Security Valuation:  The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time).  Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices.  As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities.  Short-term obligations maturing within 60 days are valued at amortized cost which approximates market value.  Over-the-counter options are valued at the mean between bid and asked prices provided by dealers.  Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices.  Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.  Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; the fundamental analytical data relating to the investment; an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; information as to any transactions or offers with respect to the security; price, yield and the extent of public or private trading in similar securities of the issuer or comparable companies.  The valuation assigned to fair-valued securities for purposes of calculating the Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other funds to calculate their NAVs.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Options:  In order to hedge against adverse market shifts, the Fund may utilize up to 5% of its total assets to purchase put and call options on securities. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.

In addition, the Fund may seek to increase its income or may hedge a portion of its portfolio investments through writing (i.e., selling) covered put and call options. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

The Fund may utilize up to 5% of its total assets to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets. In addition, the Fund may write covered put and call options on stock indices. Because no underlying security can be delivered, however, the option represents the holder’s right to obtain from the writer, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date

Written option activity as of January 31, 2008 was as follows:

CALL OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums_
Options outstanding as of July 31, 2007	—	$—
Positions opened	200	25,400
Options exercised	(200)	(25,400)
Options closed	(—)	(—)
Outstanding, January 31, 2008	—	$—
Market Value, January 31, 2008		$—

PUT OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums_
Options outstanding as of July 31, 2007	—	$—
Positions opened	—	—
Options exercised	—	—
Options closed	(—)	(—)
Outstanding, January 31, 2008	—	$—
Market Value, January 31, 2008		$—

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.  Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the First In First Out basis for both financial reporting and income tax purposes.

2. Other

The Fund holds a corporate bond for Calpine Generating Co. (“Calpine”), maturing in April 2011 with a coupon rate of 11.50%. Although Calpine is currently undergoing bankruptcy proceedings, the Fair Valuation Committee of the Fund has determined there is little or no uncertainty surrounding the collectibility of principal and interest on the bond as it is a secured position.

Subsequent to the date of this report (January 31, 2008), the market for the Auction Market Preferred Shares (“AMPS”) became illiquid and the Fund’s AMPS auctions failed. This occurrence was widespread throughout the entire AMPS market and not specific to the Fund. There is no impact to the reporting of the AMPS on the Fund’s Statement of Investments and the total shares outstanding remain the same and continue to pay dividends.

Item 2. Controls and Procedures.

(a)                             The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act  (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)                            There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the 1940 Act, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

REAVES UTILITY INCOME FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 28, 2008

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	March 28, 2008

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